Condensed Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (4,909)	$ (29,256)	$ 48,400	$ (33,580)	$ 45,989	$ (55,472)	$ (59,918)
Other comprehensive income (loss), net of tax:
Foreign currency translation gain (loss)	(3,760)	31,131	(18,798)	49,118	47,320	(26,550)	4,687
Actuarial gain (loss) related to defined benefit pension plans	(16)	0	(11)	0	12,113	(10,630)	272
Other comprehensive income (loss)	(3,776)	31,131	(18,809)	49,118	59,433	(37,180)	4,959
Total comprehensive income (loss), net of tax	$ (8,685)	$ 1,875	$ 29,591	$ 15,538	$ 105,422	$ (92,652)	$ (54,959)